Commitments	3 Months Ended
Mar. 31, 2013
Commitments [Abstract]
Commitments
7. Commitments

On April 16, 2012, the Company entered into an agreement with a production company, whereby the production company will produce an advertorial video project at a cost of $395,152, to be paid according to the following schedule

50% ($197,576) upon signing of the agreement (paid);
·
25% ($98,788) prior to commencement of animation (paid); and
·
25% ($98,788) on delivery of the final video project.